34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets classified as held for sale
Cash and cash equivalents	R$ 536	R$ 891
Recoverable taxes	99	124
Financial assets of sector	1,080	1,071
Other current assets	304	358
Total, current assets	10,138	27,796
Recoverable taxes	6,349	242
Concession financial assets	4,851	4,927
Property, plant and equipment	2,450	2,662	R$ 2,762	R$ 3,775
Intangible assets	11,624	10,777	11,156	10,820
TOTAL NON-CURRENT	39,788	32,059
TOTAL ASSETS	49,926	59,855
Liabilities directly associated to assets held for sale
Suppliers	2,080	1,801
Loans and financings	2,747	2,198
Taxes	359	410
Other current liabilities	355	247
TOTAL CURRENT	7,913	23,394
Loans, financing and debentures	12,030	12,574
Taxes	1	29
Other non-current liabilities	95	92
TOTAL NON-CURRENT	26,122	20,522
Share capital	7,294	7,294	7,294
Capital reserves	2,250	2,250	1,925
Equity valuation adjustments	15,887	14,579
TOTAL EQUITY	15,891	15,939	R$ 14,330	R$ 12,934
TOTAL LIABILITIES	34,035	R$ 43,916
Light [Member]
Assets classified as held for sale
Cash and cash equivalents	1,678
Receivables from customers and traders	2,537
Recoverable taxes	216
Financial assets of sector	549
Other current assets	374
Total, current assets	5,354
Receivables from customers and traders	1,113
Recoverable taxes	6,257
Concession financial assets	5,358
Property, plant and equipment	1,587
Intangible assets	2,837
Investments	579
Other non-current assets	758
TOTAL NON-CURRENT	18,489
TOTAL ASSETS	23,843
Liabilities directly associated to assets held for sale
Suppliers	2,546
Loans and financings	1,387
Taxes	172
Other current liabilities	1,071
TOTAL CURRENT	5,176
Loans, financing and debentures	7,379
Taxes	348
Deferred taxes	400
Other non-current liabilities	4,308
TOTAL NON-CURRENT	12,435
Share capital	4,051
Capital reserves	3
Profit reserves	1,958
Equity valuation adjustments	220
TOTAL EQUITY	6,232
TOTAL LIABILITIES	R$ 23,843